Fair Value Measurements - Summary of Quantitative Fair Value Measurements for Level 3 (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired Loans, net	$ 2,375	$ 3,868	$ 1,958
Other real estate owned, net	$ 2,764	$ 1,870	$ 2,791
Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Lack of Marketability	50.00%
Minimum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	10.00%	10.00%	10.00%
Unobservable Input, Lack of Marketability		50.00%	25.00%
Minimum | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	3.00%	3.00%	3.00%
Unobservable Input, Lack of Marketability	10.00%	10.00%	7.00%
Maximum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	20.00%	25.00%	20.00%
Unobservable Input, Lack of Marketability		60.00%	75.00%
Maximum | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	13.00%	13.00%	13.00%
Unobservable Input, Lack of Marketability	20.00%	20.00%	20.00%
Weighted Average | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	14.00%	13.00%	10.00%
Unobservable Input, Lack of Marketability	50.00%	51.00%	53.00%
Weighted Average | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input, Selling Cost	5.00%	4.00%	5.00%
Unobservable Input, Lack of Marketability	11.00%	12.00%	11.00%